Leases - Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Leases [Abstract]
Right-of-use assets	$ 1,536	$ 633	$ 1,175	$ 900
Operating lease liabilities, current	474	494	528
Operating lease liabilities, noncurrent	1,013	232	660
Total operating lease liabilities	1,487	726	$ 1,188	$ 1,000
Finance lease liabilities, current	33	0
Finance lease liabilities, noncurrent	58	0
Total finance lease liabilities	91	0
Total lease liabilities	$ 1,578	$ 726
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets	Other assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other noncurrent liabilities	Other noncurrent liabilities	Other noncurrent liabilities
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other noncurrent liabilities	Other noncurrent liabilities